Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$952,984.40

Principal:
Principal Collections	$10,640,881.41
Prepayments in Full	$5,746,075.08
Liquidation Proceeds	$206,259.05
Recoveries	$29,112.32
Sub Total	$16,622,327.86
Collections	$17,575,312.26

Purchase Amounts:
Purchase Amounts Related to Principal	$488,026.42
Purchase Amounts Related to Interest	$2,356.20
Sub Total	$490,382.62

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,065,694.88

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$18,065,694.88
Servicing Fee	$226,718.23	$226,718.23	$0.00	$0.00	$17,838,976.65
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,838,976.65
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,838,976.65
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$17,838,976.65
Interest - Class A-4 Notes	$195,286.41	$195,286.41	$0.00	$0.00	$17,643,690.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,643,690.24
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$17,557,309.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,557,309.07
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$17,494,499.32
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,494,499.32
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$17,413,776.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,413,776.32
Regular Principal Payment	$15,222,440.87	$15,222,440.87	$0.00	$0.00	$2,191,335.45
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,191,335.45
Residuel Released to Depositor	$0.00	$2,191,335.45	$0.00	$0.00	$0.00
Total		$18,065,694.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,222,440.87
Total					$15,222,440.87
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,222,440.87	$78.94	$195,286.41	$1.01	$15,417,727.28	$79.95
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$15,222,440.87	$10.97	$425,200.33	$0.31	$15,647,641.20	$11.28

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$148,318,795.68	0.7691288	$133,096,354.81	0.6901906
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$243,548,795.68	0.1754965	$228,326,354.81	0.1645275

Pool Information
Weighted Average APR	4.212%	4.211%
Weighted Average Remaining Term	26.96	26.11
Number of Receivables Outstanding	25,136	24,337
Pool Balance	$272,061,873.30	$254,798,113.51
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$243,548,795.68	$228,326,354.81
Pool Factor	0.1768556	0.1656332

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$26,471,758.70
Targeted Overcollateralization Amount	$26,471,758.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$26,471,758.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	38

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		75	$182,517.83
(Recoveries)		165	$29,112.32
Net Losses for Current Collection Period			$153,405.51
Cumulative Net Losses Last Collection Period			$11,143,426.70
Cumulative Net Losses for all Collection Periods			$11,296,832.21

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.68%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.83%	569	$7,200,826.38
61-90 Days Delinquent	0.37%	68	$942,611.36
91-120 Days Delinquent	0.10%	16	$264,210.25
Over 120 Days Delinquent	0.46%	91	$1,165,115.67
Total Delinquent Receivables	3.76%	744	$9,572,763.66

Repossession Inventory:
Repossessed in the Current Collection Period		18	$186,076.41
Total Repossessed Inventory		28	$390,656.58

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			(0.0654)%
Preceding Collection Period			0.3264%
Current Collection Period			0.6988%
Three Month Average			0.3199%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6062%
Preceding Collection Period			0.6922%
Current Collection Period			0.7191%
Three Month Average			0.6725%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer